RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Related Party Transactions

16. RELATED PARTY TRANSACTIONS

Key management personnel compensation:

	Three months ended March 31, 2023	Three months ended March 31, 2022
Short term employee benefits	$552,584	$255,617
Share-based payments	182,040	124,578
Short term employee benefits	$734,624	$380,195

The Company recorded $182,040 in share-based compensation related to the vesting of options and RSUs granted during the three months ended March 31, 2023, the year ended December 31, 2022 and the 13 months ended December 31, 2021 (see Notes 13(a) and (b)).

Other related party transactions:

Included in accounts payable and accrued liabilities at March 31, 2023 is $406,414 (December 31, 2022 - $152,097) owed to the chairman of the board of directors of the Company and $4,323 owed to directors for expense reimbursement. The amounts are due on demand, unsecured, and non-interest bearing.

On June 30, 2022, the Company entered into an agreement for a $5 million credit facility (the “Facility”) for a one-year term with Goff & Jones Lending Co, LLC., a related party to the Company by virtue of one of its directors. The Facility matures on June 30, 2023 (the “Maturity Date”). During the three months ended March 31, 2023, the Company accrued $23,182 in interest and $80,133 in legal fees in connection with the Facility (see Note 9). As at March 31, 2023, the principal and accrued interest were carried at $825,510 and $80,133 was included in accounts payable and accrued liabilities.

See Notes 9, 17 and 19.